Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following exchange rates applied during the year ended December 31, 2018:

	$U.S. to $1.00 CDN	$CDN to $1.00 U.S.
January 1, 2018 Opening rate	$0.798	$1.254
December 31, 2018 Closing rate	$0.734	$1.363
Fiscal 2018 Average rate	$0.772	$1.296